Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 46,388	$ 49,750
Deferred income tax liabilities	(54,070)	(33,091)
Deferred tax liability (asset)	(7,682)	16,659	$ (9,548)
Deferred income tax assets	3,047	16,659
Deferred income tax liabilities	(10,729)	0
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	23,823	18,078
Foreign exchange | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	6,043	20,590
Other(1) | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	8,905	5,216
Mine closure and rehabilitation provision | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	3,926	3,338
Mineral properties, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(43,600)	(22,735)
Loans and borrowings | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(10,470)	(10,356)
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 3,691	$ 2,528